Note 3 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Property, plant, and equipment, gross	$ 192	$ 179
Less: accumulated depreciation	(68)	(56)
Property and equipment, net	124	123
Office Equipment [Member]
Property, plant, and equipment, gross	48	39
Laboratory Equipment [Member]
Property, plant, and equipment, gross	106	104
Automobiles [Member]
Property, plant, and equipment, gross	25	23
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 13	$ 13